Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Balance	$ 2,520,965
Balance	3,155,448	$ 2,520,965
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Intangible assets, net
Reversal of previous impairment loss	103,800
Concession Assets
Intangible assets, net
Balance	2,508,415
Balance	3,143,306	2,508,415
Concession Assets | Brazil
Intangible assets, net
Intangible test of concession assets	509,200
Goodwill
Intangible assets, net
Balance	9,293
Balance	8,788	9,293
Patent, intellectual property rights and others
Intangible assets, net
Balance	3,257
Balance	3,354	3,257
Cost
Intangible assets, net
Balance	4,187,382	4,780,894
Acquisitions	220,757	151,837
Impairment reversal		(102,838)
Disposals	(918)	(139,306)
Other	2,941	236
Transfers	(1,245)	(2,000)
Transfer to property plant and equipment		1,156
Transfer from property plant and equipment	16
Translation differences and inflation adjustment	1,025,998	(708,273)
Balance	5,434,931	4,187,382
Cost | Concession Assets
Intangible assets, net
Balance	4,153,428	4,749,233
Acquisitions	219,322	150,616
Impairment reversal		(102,838)
Disposals	(434)	(139,218)
Other	2,941	236
Transfers	(1,245)	(2,000)
Transfer to property plant and equipment		1,156
Transfer from property plant and equipment	16
Translation differences and inflation adjustment	1,028,272	(709,433)
Balance	5,402,300	4,153,428
Cost | Goodwill
Intangible assets, net
Balance	9,293	9,003
Translation differences and inflation adjustment	(505)	290
Balance	8,788	9,293
Cost | Patent, intellectual property rights and others
Intangible assets, net
Balance	24,661	22,658
Acquisitions	1,435	1,221
Disposals	(484)	(88)
Translation differences and inflation adjustment	(1,769)	870
Balance	23,843	24,661
Depreciation
Intangible assets, net
Balance	(1,666,417)	(1,820,892)
Depreciation of the year	189,287	139,270
Disposals	315	13,571
Transfer to property plant and equipment	5
Translation differences and inflation adjustment	424,089	(280,174)
Balance	(2,279,483)	(1,666,417)
Depreciation | Concession Assets
Intangible assets, net
Balance	(1,645,013)	(1,800,871)
Depreciation of the year	188,465	138,620
Disposals	31	13,554
Transfer to property plant and equipment	5
Translation differences and inflation adjustment	425,542	(280,924)
Balance	(2,258,994)	(1,645,013)
Depreciation | Patent, intellectual property rights and others
Intangible assets, net
Balance	(21,404)	(20,021)
Depreciation of the year	822	650
Disposals	284	17
Translation differences and inflation adjustment	(1,453)	750
Balance	$ (20,489)	$ (21,404)